Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value, by Balance Sheet Grouping

The carrying amounts and fair values of our financial instruments as of December 31, 2015 and 2014 are as follows (in thousands):

	December 31, 2015		December 31, 2014
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Senior Notes:
7.50% Notes and 7.50% Exchange Notes	$46,793	$45,389	$99,956	$99,040
8.50% Senior Notes, net (1)	195,495	199,000	194,265	193,000
6.00% Notes, net (1)	78,558	75,368	—	—
Contingent consideration (earn-out)	7,083	7,083	2,404	2,404